UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 248,999	$ 62,382
Restricted cash	9,000	0
Available for sale securities	110,802	118,489
Trade accounts receivable	6,309	3,549
Other receivables	12,682	11,370
Due from related parties	16,933	17,519
Inventories	5,034	5,083
Prepaid expenses and accrued income	4,692	3,608
Investment in direct financing leases, current portion	33,083	32,220
Assets held for sale	0	24,097
Total derivative instruments - short-term assets	79	110
Total current assets	447,613	278,427
Vessels and equipment, net	1,691,530	1,737,169
Newbuildings and vessel purchase deposits	45,907	33,447
Investment in direct financing leases, long-term portion	612,390	523,815
Investment in associated companies	91	130
Loans to related parties - associated companies, long-term	314,000	330,087
Long-term receivables from related parties	8,171	9,268
Other long-term assets	14,559	18,992
Financial instruments (long-term): at fair value	4,652	6,042
Total assets	3,138,913	2,937,377
Current liabilities
Short-term debt and current portion of long-term debt	487,859	174,900
Trade accounts payable	1,132	1,229
Due to related parties	3,479	850
Total derivative instruments - short-term liabilities	39,366	39,309
Accrued expenses	13,066	13,800
Other current liabilities	16,762	8,882
Total current liabilities	561,664	238,970
Long-term liabilities
Long-term debt	1,183,733	1,377,974
Financial instruments (long-term): at fair value	55,709	61,456
Other long-term liabilities	239,625	124,882
Total liabilities	2,040,731	1,803,282
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 150,000,000 shares authorized; 101,504,575 shares issued and outstanding at June 30, 2017 and at December 31, 2016)	1,015	1,015
Additional paid-in capital	282,683	282,502
Contributed surplus	680,703	680,703
Accumulated other comprehensive loss	(89,617)	(84,779)
Accumulated other comprehensive loss – associated companies	(471)	(976)
Retained earnings	223,869	255,630
Total stockholders' equity	1,098,182	1,134,095
Total liabilities and stockholders' equity	$ 3,138,913	$ 2,937,377